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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [ ] Amendment Number: ______________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX  76092

Form 13F File Number: 28- 13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton            Southlake, TX           August 14, 2012
---------------------            -------------           ---------------
    (Signature)                  (City, State)                (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1  28-12232  T2 Partners Management, LP

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       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: 89,048 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NONE

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF      CUSIP    VALUE     SHRS OR SH/PRN PUT/CALL INVESTMENT  OTHER   ---------------------
                                 CLASS                (X1000)    PRN AMT                 DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101  3,005      50,000 SH     N/A         SOLE       --       50,000     0     0
ACTIVISION BLIZZARD INC      COM            00507V109  1,499     125,000 SH     CALL        SOLE       --          N/A   N/A   N/A
ACTIVISION BLIZZARD INC      COM            00507V109  3,597     300,000 SH     N/A         SOLE       --      300,000     0     0
ADVISORSHARES TR             ACTIV BEAR ETF 00768Y883  1,866      80,000 SH     N/A         SOLE       --       80,000     0     0
ADVISORSHARES TR             ACTIV BEAR ETF 00768Y883  4,664     200,000 SH     CALL        SOLE       --          N/A   N/A   N/A
ALLEGHANY CORP DEL           COM            017175100  2,633       7,750 SH     N/A         SOLE       --        7,750     0     0
ANCESTRY COM INC             COM            032803108  3,854     140,000 SH     N/A         SOLE       --      140,000     0     0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105  3,613     125,000 SH     N/A         SOLE       --      125,000     0     0
BIG LOTS INC                 COM            089302103  3,977      97,500 SH     N/A         SOLE       --       97,500     0     0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104  1,159      35,000 SH     CALL        SOLE       --          N/A   N/A   N/A
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104  3,972     120,000 SH     N/A         SOLE       --      120,000     0     0
CALAMOS ASSET MGMT INC       CL A           12811R104  1,851     161,650 SH     N/A         SOLE       --      161,650     0     0
CISCO SYS INC                COM            17275R102  4,550     265,000 SH     N/A         SOLE       --      265,000     0     0
COTT CORP QUE                COM            22163N106  1,578     192,195 SH     N/A         SOLE       --      192,195     0     0
DELL INC                     COM            24702R101  5,630     450,000 SH     N/A         SOLE       --      450,000     0     0
E M C CORP MASS              COM            268648102  3,204     125,000 SH     N/A         SOLE       --      125,000     0     0
ENSTAR GROUP LIMITED         SHS            G3075P101  2,703      27,320 SH     N/A         SOLE       --       27,320     0     0
ICONIX BRAND GROUP INC       COM            451055107  4,542     260,000 SH     N/A         SOLE       --      260,000     0     0
IDT CORP                     CL B NEW       448947507    981     100,000 SH     N/A         SOLE       --      100,000     0     0
INTERACTIVE BROKERS GROUP IN COM            45841N107  1,472     100,000 SH     CALL        SOLE       --          N/A   N/A   N/A
INTERDIGITAL INC             COM            45867G101    738      25,000 SH     N/A         SOLE       --       25,000     0     0
LIFE TECHNOLOGIES CORP       COM            53217V109  2,474      55,000 SH     N/A         SOLE       --       55,000     0     0
MEDTRONIC INC                COM            585055106  1,937      50,000 SH     N/A         SOLE       --       50,000     0     0
MFC INDL LTD                 COM            55278T105  3,707     550,000 SH     N/A         SOLE       --      550,000     0     0
MVC CAPITAL INC              COM            553829102    668      51,600 SH     N/A         SOLE       --       51,600     0     0
NEWS CORP                    CL A           65248E104  1,828      82,000 SH     N/A         SOLE       --       82,000     0     0
OPKO HEALTH INC              COM            68375N103  1,002     217,800 SH     PUT         SOLE       --      217,800     0     0
RUBY TUESDAY INC             COM            781182100  1,447     212,500 SH     N/A         SOLE       --      212,500     0     0
SANOFI                       SPONSORED ADR  80105N105  2,834      75,000 SH     N/A         SOLE       --       75,000     0     0
SYMANTEC CORP                COM            871503108  2,045     140,000 SH     CALL        SOLE       --          N/A   N/A   N/A
TALBOTS INC                  COM            874161102  1,134     450,000 SH     N/A         SOLE       --      450,000     0     0
TELULAR CORP                 COM NEW        87970T208  1,386     150,000 SH     N/A         SOLE       --      150,000     0     0
VONAGE HLDGS CORP            COM            92886T201  2,412   1,200,000 SH     N/A         SOLE       --    1,200,000     0     0
WESTELL TECHNOLOGIES INC     CL A           957541105  1,544     648,727 SH     N/A         SOLE       --      648,727     0     0
XEROX CORP                   COM            984121103  3,542     450,000 SH     CALL        SOLE       --          N/A   N/A   N/A
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